FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Summary of financial assets
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2020	December 31, 2019
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	483,598	118,360
Investments	133,375	138,412
Other assets	12,210	26,856
Amortized cost
Client and trust funds on deposit	973,143	364,964
Accounts receivable	219,074	159,760
Other assets	44,314	39,564
Total financial assets	1,865,714	847,916

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	240,516	8,650
Amortized cost
Accounts payable and accrued liabilities	308,797	242,176
Provisions and other financial liabilities	143,036	24,486
Dividends payable	75,297	79,845
Client and trust funds payable	961,080	368,348
Long-term debt	2,456,116	1,604,494
Total financial liabilities	4,184,842	2,327,999

Summary of financial liabilities
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2020	December 31, 2019
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	483,598	118,360
Investments	133,375	138,412
Other assets	12,210	26,856
Amortized cost
Client and trust funds on deposit	973,143	364,964
Accounts receivable	219,074	159,760
Other assets	44,314	39,564
Total financial assets	1,865,714	847,916

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	240,516	8,650
Amortized cost
Accounts payable and accrued liabilities	308,797	242,176
Provisions and other financial liabilities	143,036	24,486
Dividends payable	75,297	79,845
Client and trust funds payable	961,080	368,348
Long-term debt	2,456,116	1,604,494
Total financial liabilities	4,184,842	2,327,999

Schedule of assets at fair value
Investments consist of the following as at December 31, 2020:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,126	37,193	77,278	3,655
Securities owned, at market	15,249	15,249	—	—
Total investments	133,375	52,442	77,278	3,655
Investments consist of the following as at December 31, 2019:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,243	40,587	74,003	3,653
Securities owned, at market	20,169	20,169	—	—
Total investments	138,412	60,756	74,003	3,653